UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2025          to December 31, 2025

Date of Report (Date of earliest event reported) February 11, 2026

Commission File Number of securitizer: 025-07618

Central Index Key Number of securitizer: 0002059797

CRIBS Depositor, LLC 1

(Exact name of issuing entity as specified in its charter)

Sun Yee (310) 503-3916

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 CRIBS Depositor, LLC (“CRIBS Depositor”) is filing this Form ABS-15G in its capacity as depositor of the CRIBS Mortgage Trust 2025-RTL1, Series 2025-RTL1 Notes transaction (the “Specified Transaction”), which is covered by this report, and to exempt its affiliate, Colchis RBLF L.P., the sponsor of the Specified Transaction, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In CRIBS Depositor’s capacity as depositor, CRIBS Depositor is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by CRIBS Depositor and its affiliates into the Specified Transaction. This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which CRIBS Depositor may have acted as a securitizer.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), CRIBS Depositor, LLC has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CRIBS Depositor, LLC (Securitzer)

By: Colchis RBLF L.P., its sole equity member

Colchis Resi Bridge GP, LLC, its general partner

By:	/s/ Sun Yee
	Name:	Sun Yee
	Title:	CFO

Date: February 11, 2026